Property, Plant and Equipment, net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,846,150	$ 1,765,524
Accumulated depreciation	(1,023,871)	(974,602)
Property, plant and equipment, net	822,279	790,922	$ 846,977
Compression equipment, facilities and other fleet assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,577,052	1,480,568
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	96,463	100,174
Transportation and shop equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	82,240	97,784
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 90,395	$ 86,998